UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-5340

Name of Registrant: VANGUARD NEW JERSEY TAX- FREE FUNDS

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30th

Date of reporting period: August 31, 2011

Item 1: Schedule of Investments

Vanguard New Jersey Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.2%)
New Jersey (88.5%)
Bergen County NJ BAN	1.000%	12/20/11	29,300	29,369
1 BlackRock MuniHoldings New Jersey Quality
Fund VRDP VRDO	0.360%	9/7/11 LOC	40,300	40,300
1 BlackRock MuniYield New Jersey Quality Fund
VRDP VRDO	0.360%	9/7/11 LOC	15,000	15,000
1 Blackrock MuniYield New Jersey Quality Fund
VRDP VRDO	0.380%	9/7/11 LOC	20,000	20,000
Bridgewater Township NJ BAN	1.500%	4/19/12	9,675	9,735
Burlington County NJ BAN	1.500%	10/20/11	10,675	10,690
2 Burlington County NJ BAN	1.500%	9/7/12	26,088	26,405
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)
VRDO	0.160%	9/7/11 LOC	11,755	11,755
Camden County NJ Improvement Authority
Lease Revenue (Parkview Redevelopment
Housing Project) VRDO	0.220%	9/7/11 LOC	49,500	49,500
2 Cape May County NJ BAN	2.000%	8/31/12	4,000	4,064
Cape May County NJ Municipal Utilities
Authority Revenue	5.750%	1/1/12	2,000	2,037
Delaware River & Bay Authority New Jersey
Revenue VRDO	0.120%	9/7/11 LOC	4,300	4,300
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.180%	9/7/11 LOC	15,500	15,500
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.180%	9/7/11 LOC	33,555	33,555
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.270%	9/7/11 LOC	27,700	27,700
Essex County NJ Improvement Authority
Revenue (Fern Senior Housing Project)
VRDO	0.190%	9/7/11 LOC	7,300	7,300
Essex County NJ Improvement Authority
Revenue (Jewish Community Center of Metro
West Inc. Project) VRDO	0.140%	9/7/11 LOC	11,540	11,540
Essex County NJ Improvement Authority
Revenue (Pooled Government Loan) VRDO	0.140%	9/7/11 LOC	5,500	5,500
1 Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation) TOB VRDO	0.210%	9/7/11 (4)	4,185	4,185
1 Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation) TOB VRDO	0.270%	9/7/11 (4)	6,105	6,105
Gloucester County NJ BAN	2.000%	9/29/11	13,500	13,517
Gloucester County NJ Pollution Control
Financing Authority Revenue (ExxonMobil
Project) VRDO	0.030%	9/1/11	33,885	33,885
Hudson County NJ Improvement Authority BAN	2.000%	6/15/12	13,000	13,129
Hudson County NJ Improvement Authority BAN	2.000%	6/15/12	6,086	6,146
Lawrence Township NJ BAN	2.000%	7/27/12	5,315	5,388

1 Madison Borough NJ Board of Education TOB
VRDO	0.200%	9/7/11 LOC	11,655	11,655
Mahwah Township NJ BAN	2.000%	10/14/11	8,000	8,015
Mahwah Township NJ BAN	2.000%	8/10/12	5,475	5,561
Mercer County NJ BAN	1.500%	2/13/12	37,290	37,458
Morris County NJ Improvement Authority BAN	1.500%	8/29/12	4,000	4,048
New Jersey Building Authority Revenue VRDO	0.130%	9/7/11 LOC	12,790	12,790
New Jersey Building Authority Revenue VRDO	0.130%	9/7/11 LOC	26,210	26,210
New Jersey Building Authority Revenue VRDO	0.130%	9/7/11 LOC	26,130	26,130
New Jersey Economic Development Authority
Industrial Development Revenue (Ocean
Spray Cranberries Inc. Project) VRDO	0.290%	9/7/11 LOC	8,000	8,000
New Jersey Economic Development Authority
Mortgage Revenue (Franciscan Oaks Project)
VRDO	0.140%	9/7/11 LOC	1,150	1,150
New Jersey Economic Development Authority
Natural Gas Facilities Revenue (New Jersey
Natural Gas) VRDO	0.220%	9/7/11 LOC	8,500	8,500
New Jersey Economic Development Authority
Natural Gas Facilities Revenue (Nui Corp.)
VRDO	0.160%	9/1/11 LOC	5,000	5,000
New Jersey Economic Development Authority
Natural Gas Facilities Revenue (Pivotal Utility
Holdings Inc. Project) VRDO	0.160%	9/1/11 LOC	5,000	5,000
New Jersey Economic Development Authority
Retirement Community Revenue (Cedar Crest
Village Inc.)	7.250%	11/15/11 (Prere.)	1,000	1,024
New Jersey Economic Development Authority
Revenue Pollution Control Revenue (Exxon
Project) VRDO	0.030%	9/1/11	1,500	1,500
New Jersey Economic Development Authority
Revenue (Applewood Estates Project) VRDO	0.150%	9/7/11 LOC	20,730	20,730
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.110%	9/1/11 LOC	7,800	7,800
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.110%	9/1/11 LOC	3,100	3,100
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.110%	9/1/11 LOC	10,000	10,000
New Jersey Economic Development Authority
Revenue(Cooper Health System Project)
VRDO	0.170%	9/7/11 LOC	23,800	23,800
1 New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)
TOB VRDO	0.220%	9/7/11	6,380	6,380
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)
VRDO	0.080%	9/1/11 LOC	17,600	17,600
New Jersey Economic Development Authority
Revenue (El Dorado Terminals Co. Project)
VRDO	0.110%	9/1/11 LOC	6,000	6,000
1 New Jersey Economic Development Authority
Revenue (Montclair Art Museum Project)
VRDO	0.200%	9/7/11 LOC	5,260	5,260
New Jersey Economic Development Authority
Revenue (Order of St. Benedict Project)
VRDO	0.140%	9/7/11 LOC	13,525	13,525

New Jersey Economic Development Authority
Revenue (Presbyterian Homes Assisted
Living) VRDO	0.190%	9/7/11 LOC	9,600	9,600
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/11 (ETM)	1,500	1,500
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/12 (ETM)	2,380	2,468
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.210%	9/7/11	10,995	10,995
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.260%	9/7/11 (12)	6,975	6,975
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville
School Project) VRDO	0.060%	9/1/11	1,950	1,950
New Jersey Economic Development Authority
School Revenue (Blair Academy Project)
VRDO	0.140%	9/7/11 LOC	13,640	13,640
New Jersey Economic Development Authority
Special Facility Revenue (Port Newark
Container) VRDO	0.150%	9/7/11 LOC	13,700	13,700
New Jersey Educational Facilities Authority
Revenue (Caldwell College) VRDO	0.140%	9/7/11 LOC	17,680	17,680
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.250%	9/1/12 (Prere.)	3,560	3,738
1 New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	0.150%	9/7/11	25,000	25,000
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	0.150%	9/7/11	13,325	13,325
1 New Jersey Educational Facilities Authority
Revenue (Institute for Defense Analyses)
VRDO	0.210%	9/7/11 LOC	9,170	9,170
New Jersey Educational Facilities Authority
Revenue (Princeton Theological Seminary)	3.000%	7/1/12	1,000	1,023
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.210%	9/7/11	10,900	10,900
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.210%	9/7/11	2,165	2,165
New Jersey Educational Facilities Authority
Revenue (Seton Hall University) VRDO	0.130%	9/7/11 LOC	14,930	14,930
New Jersey Environmental Infrastructure Trust
Revenue	3.000%	9/1/11	4,865	4,865
New Jersey Environmental Infrastructure Trust
Revenue	3.400%	9/1/12	4,000	4,127
New Jersey GO	5.250%	7/1/12	2,000	2,083
New Jersey GO	5.000%	8/1/12 (Prere.)	2,000	2,087
1 New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.) TOB
VRDO	0.200%	9/7/11 LOC	6,225	6,225
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.210%	9/7/11 LOC	33,000	33,000

New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.180%	9/7/11 LOC	18,200	18,200
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.180%	9/7/11 LOC	18,900	18,900
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.180%	9/7/11 LOC	12,700	12,700
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian III) VRDO	0.260%	9/7/11 (12)	15,300	15,300
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	0.140%	9/7/11 LOC	5,120	5,120
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare)
VRDO	0.190%	9/7/11 LOC	8,500	8,500
New Jersey Health Care Facilities Financing
Authority Revenue (Rahway Hospital) VRDO	0.140%	9/7/11 LOC	8,000	8,000
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.140%	9/7/11 LOC	9,900	9,900
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.110%	9/1/11 LOC	3,080	3,080
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.150%	9/7/11 LOC	14,000	14,000
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.170%	9/7/11 LOC	12,650	12,650
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.210%	9/7/11	5,435	5,435
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.180%	9/7/11 LOC	6,830	6,830
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.250%	9/7/11 (4)	13,800	13,800
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.250%	9/7/11 (4)	20,580	20,580
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.300%	9/7/11 (4)	11,745	11,745
1 New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue TOB
VRDO	0.270%	9/7/11	7,500	7,500
1 New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue TOB
VRDO	0.320%	9/7/11	6,540	6,540
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.150%	9/7/11	9,000	9,000
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.170%	9/7/11	25,000	25,000
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/11 (Prere.)	10,000	10,134
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/11 (4)	20,000	20,298
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/11 (Prere.)	9,330	9,483
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/11 (Prere.)	21,440	21,791

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/11 (Prere.)	3,000	3,048
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/11 (Prere.)	11,000	11,181
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/11 (Prere.)	13,000	13,214
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/11 (Prere.)	1,000	1,016
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/12 (ETM)	1,000	1,039
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/12 (ETM)	1,425	1,481
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.200%	9/7/11 LOC	1,200	1,200
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.210%	9/7/11 (4)	15,910	15,910
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.210%	9/7/11 LOC	24,355	24,355
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.240%	9/7/11 LOC	27,000	27,000
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.240%	9/7/11 LOC	11,045	11,045
New Jersey Turnpike Authority Revenue VRDO	0.150%	9/7/11 LOC	15,900	15,900
1 Nuveen New Jersey Investment Quality
Municipal Fund VRDP VRDO	0.380%	9/7/11 LOC	30,000	30,000
Passaic County NJ BAN	1.500%	4/11/12	23,156	23,291
Port Authority of New York & New Jersey
Revenue CP	0.360%	10/6/11	4,000	4,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.210%	9/7/11	1,200	1,200
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.220%	9/7/11 (4)	6,200	6,200
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.220%	9/7/11	3,500	3,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.220%	9/7/11 (4)	7,770	7,770
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.220%	9/7/11 (4)	5,000	5,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.230%	9/7/11 (4)	23,210	23,210
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.230%	9/7/11	7,000	7,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.260%	9/7/11	5,600	5,600
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.280%	9/7/11	5,555	5,555
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.280%	9/7/11	3,335	3,335
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.290%	9/7/11	7,320	7,320
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.290%	9/7/11 (4)	4,050	4,050
1 Port Authority-Port Newark NJ Marine Terminal
Redevelopment Project TOB VRDO	0.240%	9/7/11 LOC	8,875	8,875
Princeton NJ Regional School District GO	3.000%	2/1/12	2,500	2,527
Princeton University New Jersey CP	0.110%	11/7/11	2,800	2,800
Princeton University New Jersey CP	0.250%	11/7/11	11,230	11,230

Rockaway Township NJ BAN	2.000%	9/30/11	9,912	9,924
Rutgers State University New Jersey Revenue
VRDO	0.080%	9/1/11	65,010	65,010
Rutgers State University New Jersey Revenue
VRDO	0.130%	9/1/11	31,070	31,070
Scotch Plains Township NJ BAN	1.500%	1/20/12	9,150	9,186
South Jersey Transportation Authority New
Jersey Transportation System Revenue
VRDO	0.140%	9/7/11 LOC	33,525	33,525
South Jersey Transportation Authority New
Jersey Transportation System Revenue
VRDO	0.170%	9/7/11 LOC	16,000	16,000
Sparta Township NJ BAN	2.000%	5/25/12	6,270	6,335
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.750%	6/1/12 (Prere.)	16,645	17,332
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.000%	6/1/12 (Prere.)	4,250	4,433
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.125%	6/1/12 (Prere.)	14,495	15,134
Union County NJ BAN	1.500%	6/29/12	15,000	15,157
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.030%	9/1/11	27,125	27,125
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.030%	9/1/11	1,350	1,350
Vineland NJ (Electric Utility) GO VRDO	0.190%	9/7/11 LOC	8,400	8,400
Wayne Township NJ BAN	2.000%	9/16/11	5,500	5,503
				1,742,809
Puerto Rico (11.7%)
1 Puerto Rico Aqueduct & Sewer Authority
Revenue TOB VRDO	0.410%	9/7/11 (12)	5,450	5,450
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/12 (Prere.)	10,000	10,514
1 Puerto Rico GO TOB VRDO	0.140%	9/1/11 LOC	45,400	45,400
Puerto Rico GO VRDO	0.150%	9/7/11 LOC	16,000	16,000
1 Puerto Rico Highway & Transportation Authority
Revenue TOB VRDO	0.230%	9/7/11 (4)	10,565	10,565
1 Puerto Rico Industrial Medical & Environmental
Pollution Control Facilities Financing Authority
Revenue (Abbott Laboratories Project) PUT	0.950%	3/1/12	12,575	12,575
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	36,100	36,853
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	8,160	8,333
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.210%	9/7/11 LOC	7,425	7,425
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.210%	9/7/11 LOC	8,975	8,975
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.210%	9/7/11 LOC	8,900	8,900
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.210%	9/7/11	7,325	7,325
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.210%	9/7/11	4,875	4,875
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.240%	9/7/11 LOC	8,720	8,720
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.260%	9/7/11	28,600	28,600

1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.310%	9/7/11	10,675	10,675
				231,185
Total Tax-Exempt Municipal Bonds (Cost $1,973,994)				1,973,994
Total Investments (100.2%) (Cost $1,973,994)				1,973,994
Other Assets and Liabilities-Net (-0.2%)				(3,410)
Net Assets (100%)				1,970,584

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the aggregate value of these securities was $557,400,000, representing 28.3% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2011.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).

New Jersey Tax-Exempt Money Market Fund

(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2011, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard New Jersey Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.6%)
New Jersey (98.2%)
Atlantic County NJ Public Facilities COP	6.000%	3/1/14 (14)	3,685	4,128
Atlantic County NJ Public Facilities COP	6.000%	3/1/15 (14)	1,480	1,717
Atlantic County NJ Utility Authority Sewer
Revenue	6.875%	1/1/12 (ETM)	370	377
Bayonne NJ TAN	5.750%	7/1/35	7,500	8,046
Burlington County NJ Bridge Commission
Revenue	5.250%	12/15/21 (2)	3,200	3,604
Camden County NJ Improvement Authority
Lease Revenue (Cherry Hill Township Library
Project)	5.500%	5/1/12 (Prere.)	1,335	1,382
Camden County NJ Improvement Authority
Lease Revenue (Cherry Hill Township Library
Project)	5.500%	5/1/12 (Prere.)	1,265	1,310
Camden County NJ Improvement Authority
Lease Revenue (Cherry Hill Township Library
Project)	5.500%	5/1/12 (Prere.)	1,025	1,061
Camden County NJ Improvement Authority
Lease Revenue (Cherry Hill Township Library
Project)	5.500%	5/1/12 (Prere.)	1,140	1,180
Cape May County NJ Industrial Pollution Control
Financing Authority Revenue (Atlantic City
Electric Co. Project)	6.800%	3/1/21 (14)	15,400	19,504
Cape May County NJ Municipal Utilities
Authority Revenue	5.250%	1/1/18 (14)	2,165	2,197
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.625%	1/1/26 (4)	2,500	2,503
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	4,000	4,121
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.180%	9/7/11 LOC	3,500	3,500
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/18 (2)	7,500	8,891
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/20 (2)	2,510	2,959
Evesham NJ Utility Authority Revenue	5.000%	7/1/16 (2)	3,435	3,555
Evesham NJ Utility Authority Revenue	5.000%	7/1/18 (2)	1,605	1,654
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/21 (4)	9,825	6,611
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/21 (4)	6,000	7,427
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/22 (4)	31,400	19,896
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.750%	11/1/28 (4)	7,650	9,367

Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/16 (14)	1,000	1,069
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/17 (14)	865	930
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/20 (14)	1,150	1,225
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/23 (14)	1,000	1,058
Gloucester Township NJ Municipal Utility
Authority Revenue	5.650%	3/1/18 (2)	2,250	2,570
Hillsborough Township NJ School District GO	5.375%	10/1/13 (4)	1,250	1,376
Hillsborough Township NJ School District GO	5.375%	10/1/19 (4)	1,720	2,139
Hoboken-Union City-Weehawken NJ Sewerage
Authority Revenue	6.250%	8/1/13 (14)	9,590	10,382
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	5.750%	1/1/35	2,000	2,179
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	6.000%	1/1/40	3,000	3,341
Jackson Township NJ Board of Education GO	5.375%	4/15/12 (Prere.)	7,676	7,917
Jackson Township NJ Board of Education GO	5.375%	4/15/12 (Prere.)	6,885	7,101
Mercer County NJ Improvement Authority
Special Services School District Revenue	5.950%	12/15/12	2,590	2,693
Middlesex County NJ COP	5.500%	8/1/15 (14)	1,195	1,200
Middlesex County NJ Improvement Authority
Lease Revenue (Perth Amboy Municipal
Complex Project)	5.375%	3/15/22 (14)	1,825	1,862
Middlesex County NJ Improvement Authority
Lease Revenue (Perth Amboy Municipal
Complex Project)	5.375%	3/15/23 (14)	1,925	1,958
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/Conference
Project)	5.000%	1/1/15	365	211
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/Conference
Project)	5.000%	1/1/20	500	283
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/Conference
Project)	5.000%	1/1/32	5,100	2,876
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/Conference
Project)	5.125%	1/1/37	3,500	1,973
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/19	1,585	1,719
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/20	1,600	1,733
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/21	2,375	2,567
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	5.875%	8/1/31	1,000	1,155
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	6.000%	8/1/38	3,900	4,518
Monmouth County NJ Improvement Authority
Revenue (Howell Township Board of
Education)	5.000%	7/15/12 (Prere.)	2,115	2,202

Monmouth County NJ Improvement Authority
Revenue (Howell Township Board of
Education)	5.000%	7/15/12 (Prere.)	2,225	2,317
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/13 (2)	1,545	1,641
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/14 (2)	3,205	3,477
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/16 (2)	1,000	1,109
New Brunswick NJ Housing Authority Lease
Revenue (Rutgers University Easton Avenue
Project)	5.000%	7/1/18	1,880	2,233
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/20 (2)	2,945	3,103
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,544
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	5,797
New Jersey Casino Reinvestment Development
Authority Revenue (Parking Fee)	5.250%	6/1/21 (14)	3,000	3,075
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.110%	9/1/11 LOC	1,900	1,900
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/29	19,500	18,743
New Jersey Economic Development Authority
Revenue (Hillcrest Health Service System
Project)	0.000%	1/1/12 (2)	2,500	2,470
New Jersey Economic Development Authority
Revenue (Hillcrest Health Service System
Project)	0.000%	1/1/13 (2)	3,000	2,842
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	6,632
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/25 (14)	14,000	15,329
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	2,500	2,738
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/31 (14)	22,675	23,365
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	1,340	1,345
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	1,000	1,000
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.875%	6/1/42	8,000	7,827
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	6/15/13 (ETM)	1,200	1,311
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13	7,500	8,096
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	4,000	4,372

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14	10,000	11,097
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/14	14,000	15,665
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	5,000	5,751
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	10,355	11,888
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	2,000	2,281
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	5,000	5,725
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/18	2,650	2,889
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18	2,500	2,856
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (14)	3,000	3,522
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	5,000	5,729
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19	3,000	3,477
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	2,000	2,286
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	1,550	1,828
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	2,500	2,921
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	4,115	4,654
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	330	362
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	3,500	3,907
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	3,000	3,454
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	275	304
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	1,250	1,433
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	3,100	3,396
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/26	9,500	10,035
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/26	3,000	3,259
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/28	8,000	8,331
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	7,055	7,938
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	11,520	12,410
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/30 (10)	1,000	1,035
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/30	9,500	9,836

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/30 (14)	5,480	5,599
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/30	4,065	4,228
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	7,365
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	3,780	3,899
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/33	1,825	1,865
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/34	8,000	8,185
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/36	11,450	11,622
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/37	13,635	13,861
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	8,000	8,793
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	12,500	13,723
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (4)	26,625	29,833
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (4)	5,000	5,603
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/12 (14)	4,550	4,339
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/13 (14)	4,500	4,047
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/14 (14)	4,210	3,564
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville
School Project) VRDO	0.060%	9/1/11	17,400	17,400
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville
School Project) VRDO	0.110%	9/1/11	4,750	4,750
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/14	15,000	16,481
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/18	6,260	7,125
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/19	2,580	2,939
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/14 (4)	3,180	3,486
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/16 (4)	4,410	5,011
New Jersey Educational Facilities Authority
Revenue (Drew University)	5.250%	7/1/20 (14)	2,060	2,413
New Jersey Educational Facilities Authority
Revenue (Drew University)	5.250%	7/1/21 (14)	1,550	1,811

New Jersey Educational Facilities Authority
Revenue (Fairleigh Dickinson University)	5.500%	7/1/23	2,750	2,802
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/33	1,000	956
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/19 (4)	5,000	5,401
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/20 (4)	5,015	5,258
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	7/1/13 (Prere.)	2,775	3,019
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	7/1/13 (Prere.)	2,605	2,834
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/20 (14)	2,585	2,856
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/21 (14)	3,025	3,307
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	2,500	2,670
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/36	5,000	5,319
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/15 (Prere.)	4,700	5,475
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/27 (2)	5,000	5,189
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/20	2,725	3,150
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/21	2,635	2,990
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	1,000	1,037
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	6,020	7,304
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	5,000	5,786
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/29	2,535	2,887
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/30	4,090	4,633
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/34	2,000	2,202
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/35	9,900	10,187
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/35	2,000	2,194
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/37	5,000	5,121
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/39	3,000	3,288
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/12 (Prere.)	1,550	1,612
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/12 (Prere.)	1,700	1,768
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/12 (Prere.)	1,010	1,050
New Jersey Educational Facilities Authority
Revenue (Richard Stockton College)	5.375%	7/1/38	8,395	8,780

New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.125%	7/1/13 (Prere.)	2,800	3,040
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/24 (14)	2,200	2,315
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.125%	7/1/13 (Prere.)	2,000	2,171
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.250%	7/1/13 (Prere.)	6,000	6,528
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	12/1/32	7,250	8,397
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/28	4,410	4,920
New Jersey Equipment Lease Purchase COP	5.000%	6/15/13	5,000	5,322
New Jersey Equipment Lease Purchase COP	5.000%	6/15/16	4,000	4,468
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	3,000	3,362
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	9,000	10,054
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	9,755	10,718
New Jersey Equipment Lease Purchase COP	5.000%	6/15/20	1,500	1,626
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	3,000	3,150
New Jersey GO	5.000%	8/1/16	5,190	6,127
New Jersey GO	5.000%	8/1/17	9,035	10,783
New Jersey GO	5.250%	7/15/18 (2)	4,000	4,853
New Jersey GO	5.500%	7/15/18 (14)	1,000	1,229
New Jersey GO	5.000%	8/15/19	5,140	6,165
New Jersey GO	5.000%	6/1/20	915	1,080
New Jersey GO	5.000%	6/1/21	6,835	7,955
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/13	7,330	7,804
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/14	7,695	8,372
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/15	5,000	5,537
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	4,095	4,591
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/41	1,500	1,593
New Jersey Health Care Facilities Financing
Authority Revenue (Atlantic City Medical
Center)	5.750%	7/1/12 (Prere.)	2,220	2,322
New Jersey Health Care Facilities Financing
Authority Revenue (Atlantic City Medical
Center)	6.250%	7/1/12 (Prere.)	1,750	1,837
New Jersey Health Care Facilities Financing
Authority Revenue (Atlantic City Medical
Center)	6.250%	7/1/17	2,200	2,267
New Jersey Health Care Facilities Financing
Authority Revenue (Atlantic City Medical
Center)	5.750%	7/1/25	2,780	2,814
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/23	2,675	2,818
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/26	2,780	2,843
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/37	10,000	9,956

New Jersey Health Care Facilities Financing
Authority Revenue (Capital Health Systems
Obligated Group)	5.750%	7/1/13 (Prere.)	7,000	7,621
New Jersey Health Care Facilities Financing
Authority Revenue (Children's Specialized
Hospital)	5.000%	7/1/24	800	784
New Jersey Health Care Facilities Financing
Authority Revenue (Children's Specialized
Hospital)	5.500%	7/1/30	3,055	3,013
New Jersey Health Care Facilities Financing
Authority Revenue (Children's Specialized
Hospital)	5.500%	7/1/36	6,800	6,430
New Jersey Health Care Facilities Financing
Authority Revenue (Community Medical
Center/Kimball Medical Center/Kensington
Manor Care Center)	5.250%	7/1/12 (4)	105	105
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/17	1,250	1,367
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	3,000	3,255
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.125%	1/1/21	15,000	15,952
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	3,500	3,705
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/28	3,500	3,465
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/34	2,000	1,914
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/13	3,785	4,093
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	10,000	10,943
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/31	1,500	1,612
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center)	5.250%	7/1/25	1,200	1,221
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center)	5.125%	7/1/35	3,450	3,323
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.625%	7/1/13 (4)	7,255	7,281
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.250%	7/1/29 (4)	8,355	8,359
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health Systems)	5.000%	7/1/38 (12)	4,380	4,423

New Jersey Health Care Facilities Financing
Authority Revenue (Meridian IV) VRDO	0.130%	9/7/11 (12)	12,800	12,800
2 New Jersey Health Care Facilities Financing
Authority Revenue (Meridian V) TOB VRDO	0.360%	9/7/11 (12)	5,390	5,390
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/31	5,000	5,116
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/36	10,000	9,749
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/46	7,505	7,170
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.250%	7/1/13 (14)	2,695	2,700
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.250%	7/1/16 (14)	2,340	2,343
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	0.000%	7/1/21 (ETM)	1,260	953
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	0.000%	7/1/21 (14)	1,740	935
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/29	1,000	865
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.250%	7/1/14 (4)	8,460	8,476
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	6.000%	7/1/29 (12)	1,000	1,040
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	3,000	3,150
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.500%	7/1/38 (12)	3,000	3,130
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.110%	9/1/11 LOC	11,535	11,535
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.170%	9/7/11 LOC	8,600	8,600
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	5,000	5,322
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	1,500	1,547
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	1,500	1,542
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	6/1/27	6,280	6,485
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/29	3,000	2,999
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/29	6,000	6,073
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	5,000	5,294
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	5.700%	5/1/20 (4)	1,905	1,908
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	2,915	3,198

New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (ETM)	605	639
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (14)	530	559
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	250	309
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (14)	5,505	6,405
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/21 (14)	3,000	3,417
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/22 (14)	1,000	1,133
New Jersey Transportation Corp. COP	5.500%	9/15/12 (2)	20,000	20,997
New Jersey Transportation Corp. COP	5.500%	9/15/14 (2)	1,500	1,668
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	15,000	17,118
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	1,000	1,092
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (Prere.)	8,795	10,341
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (ETM)	5,000	5,887
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/15 (2)	1,000	1,153
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	1,600	1,861
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	2,500	2,862
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	2,910	3,332
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	3,480	3,984
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	1,775	2,103
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	2,000	2,292
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/18 (4)	5,210	6,160
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,740	2,278
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	2,675	3,106
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	2,500	2,903
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (4)	8,000	9,354
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	2,650	2,844
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	5,000	5,829
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	6,500	7,493
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,800	6,787
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,000	5,851
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	7,000	8,208

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	8,000	9,338
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	2,846
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	8,875	10,306
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	5,750	6,744
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/23	8,900	4,755
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/23	9,580	10,605
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23 (2)	4,830	5,464
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	4,900	5,710
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	3,000	3,288
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/25 (14)	7,000	8,118
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	8,000	3,721
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	10,800	5,024
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	11,585	5,032
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	5,000	5,265
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	18,000	6,732
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	8,855	3,312
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	25,360	8,803
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/30	1,825	1,923
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	10,000	3,215
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	5,395	5,669
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	18,500	5,477
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	10,000	2,726
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	6,420	1,750
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/32 (2)	19,985	20,504
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	3,000	754
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	10,000	2,515
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	5,000	1,163
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	8,210	1,910

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	4,000	4,538
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	6,000	1,305
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36	11,675	2,379
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	1,165	223
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	6,500	1,165
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	15,000	2,688
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	6,900	7,311
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	3,360	3,698
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	15,150	2,549
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/40	4,500	709
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	10,000	10,621
2 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.210%	9/7/11 LOC	1,090	1,090
2 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.240%	9/7/11 LOC	4,765	4,765
2 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.240%	9/7/11 LOC	1,130	1,130
New Jersey Transportation Trust Fund Authority
Transportation System Revenue VRDO	0.140%	9/7/11 LOC	5,100	5,100
New Jersey Turnpike Authority Revenue	6.000%	1/1/13 (ETM)	770	829
New Jersey Turnpike Authority Revenue	6.000%	1/1/13 (14)	230	245
New Jersey Turnpike Authority Revenue	6.500%	1/1/13 (ETM)	12,500	13,538
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	1,560	1,939
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)	19,535	23,409
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	22,095	24,700
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	5,000	5,721
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	5,000	5,647
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	3,325	3,697
New Jersey Turnpike Authority Revenue	5.250%	1/1/26 (4)	4,000	4,612
New Jersey Turnpike Authority Revenue	5.000%	1/1/30 (4)	16,000	16,454
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	6,400	6,615
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	11,000	11,312
New Jersey Turnpike Authority Revenue	5.250%	1/1/40	21,285	22,150
2 New Jersey Turnpike Authority Revenue TOB
VRDO	0.220%	9/7/11 LOC	2,025	2,025
Newark NJ GO	5.375%	12/15/13 (14)	2,000	2,116
Ocean County NJ Utility Authority Wastewater
Revenue	5.250%	1/1/17	2,665	2,705
Ocean County NJ Utility Authority Wastewater
Revenue	5.250%	1/1/18	2,220	2,253
Ocean County NJ Utility Authority Wastewater
Revenue	6.600%	1/1/18 (ETM)	2,500	2,963
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/19	1,680	1,960
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/20	1,450	1,688

Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/21	3,500	4,071
Port Authority of New York & New Jersey
Revenue	5.375%	3/1/28	1,280	1,479
Port Authority of New York & New Jersey
Revenue	4.500%	7/15/28	9,000	9,317
Port Authority of New York & New Jersey
Revenue	5.000%	3/1/29	4,500	4,834
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	5,140	5,547
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	3,395	3,652
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	3,500	3,762
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	6,625	7,085
Port Authority of New York & New Jersey
Revenue	4.750%	11/15/32	4,000	4,114
Port Authority of New York & New Jersey
Revenue	4.750%	7/15/33	8,000	8,183
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	6,891
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/39	6,600	6,907
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	12,000	12,632
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/39	4,000	4,196
Port Authority of New York & New Jersey
Revenue	4.250%	7/15/40	2,250	2,195
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	8,065	8,496
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	5,000	4,904
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	3,000	3,051
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	5,000	5,066
Rutgers State University New Jersey Revenue	5.000%	5/1/29	1,110	1,216
South Jersey Port Corp. New Jersey Revenue	5.000%	1/1/23	2,000	2,030
South Jersey Port Corp. New Jersey Revenue	5.100%	1/1/33	1,500	1,509
South Jersey Transportation Authority New
Jersey Transportation System Revenue
VRDO	0.140%	9/7/11 LOC	3,700	3,700
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.000%	6/1/12 (Prere.)	16,650	17,372
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/13	1,225	1,277
Tobacco Settlement Financing Corp. New
Jersey Revenue	7.000%	6/1/13 (Prere.)	20,000	22,322
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	17,550	15,487
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	13,535	10,543

Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/29	10,000	7,332
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.750%	6/1/32 (Prere.)	29,390	30,610
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.750%	6/1/34	9,000	5,922
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/41	11,455	7,556
University of Medicine & Dentistry New Jersey
COP	5.250%	6/15/18 (14)	1,975	2,093
University of Medicine & Dentistry New Jersey
COP	5.250%	6/15/20 (14)	2,185	2,284
University of Medicine & Dentistry New Jersey
COP	5.250%	6/15/22 (14)	2,420	2,504
University of Medicine & Dentistry New Jersey
Revenue	6.500%	12/1/12 (ETM)	1,755	1,830
University of Medicine & Dentistry New Jersey
Revenue	5.375%	12/1/15 (2)	2,325	2,412
University of Medicine & Dentistry New Jersey
Revenue	5.375%	12/1/16 (2)	1,110	1,148
University of Medicine & Dentistry New Jersey
Revenue	5.500%	12/1/19 (2)	2,000	2,048
University of Medicine & Dentistry New Jersey
Revenue	5.500%	12/1/20 (2)	3,675	3,755
University of Medicine & Dentistry New Jersey
Revenue	5.500%	12/1/21 (2)	2,000	2,040
				1,879,837
Puerto Rico (1.1%)
Puerto Rico GO	5.500%	7/1/18	5,540	6,164
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/14 (Prere.)	3,500	3,985
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/14 (Prere.)	4,125	4,697
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/33 (3)	7,000	1,572
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	3,250	3,321
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	1,135	1,160
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	720	951
				21,850
Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/18	3,390	3,558
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	1,500	1,501
				5,059
Total Tax-Exempt Municipal Bonds (Cost $1,835,872)				1,906,746
Total Investments (99.6%) (Cost $1,835,872)				1,906,746
Other Assets and Liabilities-Net (0.4%)				7,033
Net Assets (100%)				1,913,779

1 Securities with a value of $437,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the aggregate value of these securities was $14,400,000, representing 0.8% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.

New Jersey Long-Term Tax-Exempt Fund

BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have

New Jersey Long-Term Tax-Exempt Fund

been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,906,746	—
Futures Contracts—Assets[1]	24	—	—
Futures Contracts—Liabilities[1]	(24)	—	—
Total	—	1,906,746	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At August 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2011	(105)	(23,153)	2
5-Year U.S. Treasury Note	December 2011	179	21,936	7
10-Year U.S. Treasury Note	December 2011	(59)	(7,613)	12

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

New Jersey Long-Term Tax-Exempt Fund

D. At August 31, 2011, the cost of investment securities for tax purposes was $1,838,712,000. Net unrealized appreciation of investment securities for tax purposes was $68,034,000, consisting of unrealized gains of $79,985,000 on securities that had risen in value since their purchase and $11,951,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW JERSEY TAX- FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX- FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 20, 2011

VANGUARD NEW JERSEY TAX- FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 20, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.